Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	66 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222038
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	2.68%	2.67%
Without Sales Load [Member] | C000222039
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	2.79%	2.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	(0.19%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	(0.19%)
Bloomberg 1-3 Year U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	2.70%	2.57%
Bloomberg 1-3 Year U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	2.70%	2.57%